INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment of goodwill	$ 87,415	$ 6,454,914	$ 4,579,763
Assumption discount rates		10.00%
Brand and software [member]
IfrsStatementLineItems [Line Items]
Impairment of goodwill		$ 15,971	$ 240,752
Vital and dronelogics [member]
IfrsStatementLineItems [Line Items]
Percentage of cash flow projection		2.00%	2.00%
Dronelogics [member]
IfrsStatementLineItems [Line Items]
Weighted average revenue		6.50%	14.00%
Percentage of weighted average cost of capital		19.00%	17.00%
Impairment of goodwill		$ 2,166,563
Reduction in value		$ 104,248	$ 597,100
Vital [member]
IfrsStatementLineItems [Line Items]
Weighted average revenue		0.00%	42.00%
Percentage of weighted average cost of capital		29.00%	24.00%
Impairment of goodwill		$ 4,031,628	$ 4,579,763
Reduction in value			$ 570,133